Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 74,189	€ 84,517
Ending balance	64,114	74,189	€ 84,517
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	295,447	321,641
Additions	4,255	7,263
Disposals	(1,414)	(11,128)
Reclassifications to asset held for sale	(4,815)	(23,665)
Impairment loss	(2,572)	143
Effect of translation adj.	(2,505)	1,193
Ending balance	288,396	295,447	321,641
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(221,258)	(237,124)
Depreciation	(8,882)	(8,975)
Disposals	1,258	10,308
Reclassifications to asset held for sale	3,711	14,898
Effect of translation adj.	889	(365)
Ending balance	(224,282)	(221,258)	(237,124)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	47,073	58,404
Ending balance	43,795	€ 47,073	€ 58,404
Land and buildings [member] | Bottom Of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation		0.00%	0.00%
Land and buildings [member] | Top of Range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation		10.00%	10.00%
Land and buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	135,750	€ 157,867
Additions	104	385
Disposals		(79)
Reclassifications to asset held for sale		(23,665)
Impairment loss		21
Reclassifications from constr. in progress		550
Effect of translation adj.	(127)	671
Ending balance	135,727	135,750	€ 157,867
Land and buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(88,677)	(99,463)
Depreciation	(3,021)	(3,485)
Disposals		42
Reclassifications to asset held for sale		14,898
Effect of translation adj.	(234)	(669)
Ending balance	(91,932)	(88,677)	(99,463)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12,863	12,636
Ending balance	9,435	€ 12,863	€ 12,636
Machinery and equipment [member] | Bottom Of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation		10.00%	10.00%
Machinery and equipment [member] | Top of Range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation		25.00%	25.00%
Machinery and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	116,644	€ 116,032
Additions	3,318	3,459
Disposals	(1,008)	(3,121)
Reclassifications to asset held for sale	(4,815)
Impairment loss	(2,300)	75
Reclassifications from constr. in progress	106	859
Effect of translation adj.	(43)	(660)
Ending balance	111,902	116,644	€ 116,032
Machinery and equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(103,781)	(103,396)
Depreciation	(3,295)	(3,318)
Disposals	917	2,423
Reclassifications to asset held for sale	3,711
Effect of translation adj.	(19)	510
Ending balance	(102,467)	(103,781)	(103,396)
Office furniture and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,059	1,067
Ending balance	1,004	€ 1,059	€ 1,067
Office furniture and equipment [member] | Bottom Of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation		10.00%	10.00%
Office furniture and equipment [member] | Top of Range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation		20.00%	20.00%
Office furniture and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12,462	€ 12,995
Additions	336	363
Disposals	(154)	(988)
Impairment loss	(1)	11
Reclassifications from constr. in progress	12	23
Effect of translation adj.	(130)	58
Ending balance	12,525	12,462	€ 12,995
Office furniture and equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(11,403)	(11,928)
Depreciation	(398)	(373)
Disposals	151	955
Effect of translation adj.	129	(57)
Ending balance	(11,521)	(11,403)	(11,928)
Retail gallery and store furnishings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	230	234
Ending balance	259	€ 230	€ 234
Retail gallery and store furnishings [member] | Bottom Of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation		25.00%	25.00%
Retail gallery and store furnishings [member] | Top of Range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation		35.00%	35.00%
Retail gallery and store furnishings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,712	€ 5,858
Additions	149	138
Disposals	(99)	(360)
Impairment loss		36
Effect of translation adj.	(86)	40
Ending balance	5,676	5,712	€ 5,858
Retail gallery and store furnishings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(5,482)	(5,624)
Depreciation	(109)	(159)
Disposals	89	340
Effect of translation adj.	85	(39)
Ending balance	(5,417)	(5,482)	(5,624)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12,735	10,337
Ending balance	9,456	€ 12,735	€ 10,337
Leasehold improvements [member] | Bottom Of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation		10.00%	10.00%
Leasehold improvements [member] | Top of Range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation		20.00%	20.00%
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	24,650	€ 27,050
Additions	281	2,823
Disposals	(140)	(6,576)
Impairment loss	(271)
Reclassifications from constr. in progress		260
Effect of translation adj.	(2,119)	1,093
Ending balance	22,401	24,650	€ 27,050
Leasehold improvements [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(11,915)	(16,713)
Depreciation	(2,059)	(1,640)
Disposals	101	6,548
Effect of translation adj.	928	(110)
Ending balance	(12,945)	(11,915)	(16,713)
Constr. in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	229	1,839
Ending balance	165	229	1,839
Constr. in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	229	1,839
Additions	67	95
Disposals	(13)	(4)
Reclassifications from constr. in progress	(118)	(1,692)
Effect of translation adj.		(9)
Ending balance	€ 165	€ 229	€ 1,839